Non-Controlling Interest In Versus Llc (Details) - Schedule of Financial Information of Non-Wholly Owned Subsidiary - Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Non-controlling interest percentage	18.10%	33.20%
Assets
Current	$ 1,011,636	$ 1,488,892
Non-current	2,822,122	2,267,257
Total Assets	3,843,758	3,756,149
Liabilities
Current	518,701	763,970
Non-current	39,774,321	30,661,143
Total Liabilities	40,293,022	31,425,113
Net liabilities	(36,449,264)	(27,668,964)
Non-controlling interest	(6,402,387)	(8,632,539)
Net loss	(22,318,222)	(17,840,147)
Net loss attributed to non-controlling interest	$ (2,146,185)	$ (3,466,248)